Offerings	Jun. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of beneficial interest, $0.001 par value per share
Maximum Aggregate Offering Price	$ 499,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,911.90
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under the registration statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of beneficial interest, $0.001 par value per share
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	The Registrant previously paid $138.10 in connection with the Registrant’s registration statement on Form N-2 (File No. 333-291877) as filed with the Securities and Exchange Commission on December 1, 2025. The Registrant paid the remaining $68,911.90 in connection with the filing hereof.